SUPPLEMENT DATED AUGUST 2, 2022
TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES DATED MAY 1, 2022, MARCH 7, 2022, FEBRUARY 2, 2022, FEBRUARY 1, 2022 AND SEPTEMBER 1, 2021
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

 IMPORTANT NOTICE REGARDING PORTFOLIO MANAGEMENT

This Supplement updates certain information contained in the above-dated Summary Prospectuses, Prospectuses and the current Statement of Additional Information (“SAI”) for VanEck® ETF Trust (the “Trust”) regarding each of the funds listed below (each, a “Fund,” and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, with respect to the “Portfolio Management” section in the Summary Prospectus and Prospectus, the “Portfolio Managers” section of the Prospectus, as well as the “Other Accounts Managed by the Portfolio Managers” and “Portfolio Manager Share Ownership” sections of the SAI, Mr. Peter H. Liao is the sole Portfolio Manager, on behalf of the investment adviser, of the Funds referenced below.

Fund Name
VanEck Africa Index ETF
VanEck Agribusiness ETF
VanEck BDC Income ETF
VanEck Biotech ETF
VanEck Brazil Small-Cap ETF
VanEck CEF Muni Income ETF
VanEck China Growth Leaders ETF
VanEck ChiNext ETF
VanEck Digital Assets Mining ETF
VanEck Digital India ETF
VanEck Digital Transformation ETF
VanEck Egypt Index ETF
VanEck Energy Income ETF
VanEck Environmental Services ETF
VanEck Gaming ETF
VanEck Gold Miners ETF
VanEck Green Metals ETF
VanEck India Growth Leaders ETF
VanEck Indonesia Index ETF
VanEck Israel ETF
VanEck Junior Gold Miners ETF
VanEck Long/Flat Trend ETF
VanEck Low Carbon Energy ETF
VanEck Morningstar Durable Dividend ETF
VanEck Morningstar ESG Moat ETF

VanEck Morningstar Global Wide Moat ETF
VanEck Morningstar International Moat ETF
VanEck Morningstar Wide Moat ETF
VanEck Mortgage REIT Income ETF
VanEck Natural Resources ETF
VanEck Oil Refiners ETF
VanEck Oil Services ETF
VanEck Pharmaceutical ETF
VanEck Preferred Securities ex Financials ETF
VanEck Rare Earth/Strategic Metals ETF
VanEck Retail ETF
VanEck Russia ETF
VanEck Russia Small-Cap ETF
VanEck Semiconductor ETF
VanEck Social Sentiment ETF
VanEck Steel ETF
VanEck Uranium+Nuclear Energy ETF
VanEck Video Gaming and eSports ETF
VanEck Vietnam ETF

Please retain this supplement for future reference.